Document and Entity Information	Dec. 29, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001637558
Document Type	8-K
Document Period End Date	Dec. 29, 2020
Entity Registrant Name	CONSOL Coal Resources LP
Entity Incorporation State Country Code	DE
Entity File Number	001-37456
Entity Tax Identification Number	47-3445032
Entity Address, Address Line One	1000 CONSOL Energy Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	416-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units representing limited partner interests
Trading Symbol	CCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true